Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]

11 Intangible assets

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2017	2,715	5,363	339	419	8,836
Additions through business combinations	0	116	265	392	773
Additions	392	917	0	(7)	1,302
Disposals at cost	(272)	(89)	0	(4)	(364)
Transfers	(13)	(148)	0	0	(161)
Expensed exploration expenditures previously capitalised	(68)	(289)	0	0	(357)
Effect of changes in foreign exchange	(70)	(17)	(39)	(2)	(128)

Cost at 31 December 2018	2,685	5,854	565	797	9,901

Accumulated depreciation and impairment losses at 31 December 2017				(215)	(215)
Amortisation and impairments for the year				(13)	(13)
Amortisation and impairment losses disposed intangible assets				(2)	(2)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)

Carrying amount at 31 December 2018	2,685	5,854	565	568	9,672

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2016	2,856	5,907	328	346	9,438
Additions	154	861	0	94	1,109
Disposals at cost	(0)	(0)	0	(26)	(26)
Transfers	(276)	(124)	0	(0)	(401)
Assets reclassified to held for sale	0	(1,369)	0	0	(1,369)
Expensed exploration expenditures previously capitalised	(73)	81	0	0	8
Effect of changes in foreign exchange	56	6	11	4	77

Cost at 31 December 2017	2,715	5,363	339	419	8,836

Accumulated depreciation and impairment losses at 31 December 2016				(195)	(195)
Amortisation and impairments for the year				(12)	(12)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Effect of changes in foreign exchange				(2)	(2)

Accumulated depreciation and impairment losses at 31 December 2017				(215)	(215)

Carrying amount at 31 December 2017	2,715	5,363	339	204	8,621

The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful lives are amortised systematically over their estimated economic lives, ranging between 10-20 years.

For additions through business combinations, see note 4 Acquisitions and disposals.

During 2018, intangible assets were impacted by net impairment of signature bonuses and acquisition costs totalling USD 237 million related to North America – unconventional assets, and impairment of acquisition costs related to exploration activities of USD 52 million primarily as a result from dry wells and uncommercial discoveries in South America, North America Conventional offshore US Gulf of Mexico and E&P Norway.

Equinor’s Block 2 Exploration Licence in Tanzania was formally due to expire in June 2018, but based on communication with the applicable Tanzanian authorities, continues to be in operation while the process related to the grant of a new exploration licence to the existing licensees for the block is ongoing. The Block 2 asset remains capitalised within Intangible assets in the E&P International segment as of 31 December 2018

Impairment losses and reversals of impairment losses are presented as Exploration expenses and Depreciation, amortisation and net impairment losses on the basis of their nature as exploration assets (intangible assets) and other intangible assets, respectively. The impairment losses and reversal of impairment losses are based on recoverable amount estimates triggered by changes in reserve estimates, cost estimates and market conditions. See note 10 Property, plant and equipment for more information on the basis for impairment assessments.

The table below shows the aging of capitalised exploration expenditures.
(in USD million)	2018	2017

Less than one year	392	218
Between one and five years	1,406	1,799
More than five years	887	698

Total	2,685	2,715

The table below shows the components of the exploration expenses.
	Full year
(in USD million)	2018	2017	2016

Exploration expenditures	1,438	1,234	1,437
Expensed exploration expenditures previously capitalised	357	(8)	1,800
Capitalised exploration	(390)	(167)	(285)

Exploration expenses	1,405	1,059	2,952